Cash, Cash Equivalents and Restricted Cash (Details) - Schedule of cash and cash equivalents and restricted cash (Parentheticals)	Jun. 30, 2021	Dec. 31, 2020
Schedule of cash and cash equivalents and restricted cash [Abstract]
Annual average interest rates	0.30%	0.32%